Segment Information - Summary Revenue from External Customers by Country (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Revenue	₩ 405,953	₩ 360,967	₩ 286,770
Korea
Disclosure Of Geographical Areas [Line Items]
Revenue	109,895	45,273	80,814
Taiwan
Disclosure Of Geographical Areas [Line Items]
Revenue	100,049	52,118	98,210
Japan
Disclosure Of Geographical Areas [Line Items]
Revenue	22,500	28,469	9,767
The United States of America
Disclosure Of Geographical Areas [Line Items]
Revenue	20,659	55,062	10,572
Thailand
Disclosure Of Geographical Areas [Line Items]
Revenue	59,086	62,043	43,846
The Philippines
Disclosure Of Geographical Areas [Line Items]
Revenue	23,690	30,951	15,539
Others
Disclosure Of Geographical Areas [Line Items]
Revenue	57,345	64,696	18,663
IDAHO
Disclosure Of Geographical Areas [Line Items]
Revenue	₩ 12,729	₩ 22,355	₩ 9,359